Janus Investment Fund

Janus Henderson All Asset Fund	Janus Henderson Growth and Income Fund
Janus Henderson Asia Equity Fund	Janus Henderson High-Yield Fund
Janus Henderson Balanced Fund	Janus Henderson International Long/Short Equity Fund
Janus Henderson Contrarian Fund	Janus Henderson International Opportunities Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson International Small Cap Fund
Janus Henderson Emerging Markets Fund	Janus Henderson International Value Fund
Janus Henderson Enterprise Fund	Janus Henderson Large Cap Value Fund
Janus Henderson European Focus Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Forty Fund	Janus Henderson Overseas Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Real Return Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Research Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Select Value Fund
Janus Henderson Global Bond Fund	Janus Henderson Short-Term Bond Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson Strategic Income Fund
Janus Henderson Global Research Fund	Janus Henderson Triton Fund
Janus Henderson Global Select Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Technology Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Global Value Fund	Janus Henderson Venture Fund

Supplement dated July 27, 2017

to Currently Effective Prospectuses

The following replaces in its entirety the first bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Class D Shares) of the Prospectus for the Funds noted above.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janushenderson.com/info (or, if applicable, under Full Holdings for each Fund at janushenderson.com/reports if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Diversified Alternatives Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Unconstrained Bond Fund

Supplement dated July 27, 2017

to Currently Effective Prospectuses

The following replaces in its entirety the first bullet point under “Availability of Portfolio Holdings Information” found in the Shareholder’s Guide (or Shareholder’s Manual if you hold Class D Shares) of the Prospectus for the Funds noted above.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or, if applicable, under Full Holdings for each Fund at janushenderson.com/reports if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson All Asset Fund	Janus Henderson Global Research Fund
Janus Henderson Asia Equity Fund	Janus Henderson Global Select Fund
Janus Henderson Balanced Fund	Janus Henderson Global Technology Fund
Janus Henderson Contrarian Fund	Janus Henderson Global Value Fund
Janus Henderson Dividend & Income Builder Fund	Janus Henderson Growth and Income Fund
Janus Henderson Emerging Markets Fund	Janus Henderson International Long/Short Equity Fund
Janus Henderson Enterprise Fund	Janus Henderson International Opportunities Fund
Janus Henderson European Focus Fund	Janus Henderson International Small Cap Fund
Janus Henderson Forty Fund	Janus Henderson International Value Fund
Janus Henderson Global Allocation Fund – Conservative	Janus Henderson Overseas Fund
Janus Henderson Global Allocation Fund – Growth	Janus Henderson Research Fund
Janus Henderson Global Allocation Fund – Moderate	Janus Henderson Strategic Income Fund
Janus Henderson Global Equity Income Fund	Janus Henderson Triton Fund
Janus Henderson Global Life Sciences Fund	Janus Henderson U.S. Growth Opportunities Fund
Janus Henderson Global Real Estate Fund	Janus Henderson Venture Fund

Supplement dated July 27, 2017

to Currently Effective Statements of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information for the Funds noted above.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund	Janus Henderson Mid Cap Value Fund
Janus Henderson Emerging Markets Managed Volatility Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Flexible Bond Fund	Janus Henderson Real Return Fund
Janus Henderson Global Bond Fund	Janus Henderson Select Value Fund
Janus Henderson Global Income Managed Volatility Fund	Janus Henderson Short-Term Bond Fund
Janus Henderson High-Yield Fund	Janus Henderson Small Cap Value Fund
Janus Henderson International Managed Volatility Fund	Janus Henderson U.S. Managed Volatility Fund
Janus Henderson Large Cap Value Fund	Janus Henderson Value Plus Income Fund

Supplement dated July 27, 2017

to Currently Effective Statement of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information for the Funds noted above.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). With the exception of Funds subadvised by INTECH, portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. For the Funds subadvised by INTECH, portfolio holdings consisting of at least the names of the holdings are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Diversified Alternatives Fund

Janus Henderson Global Unconstrained Bond Fund

Supplement dated July 27, 2017

to Currently Effective Statements of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information for the Funds noted above.

•	Full Holdings. The Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Small Cap Value Fund

Class L Shares

Supplement dated July 27, 2017

to Currently Effective Statement of Additional Information

The following replaces in its entirety the first bullet point found under the “Portfolio Holdings Disclosure Policies and Procedures” section of the Statement of Additional Information.

•	Full Holdings. Each Fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to Fund shareholders. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under Full Holdings for each Fund at janushenderson.com/info.

Please retain this Supplement with your records.